Income Taxes	12 Months Ended
Dec. 31, 2017
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Income Taxes

29. Income Taxes

The effective income tax rate in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31

	2017%	2016%

Income tax expense at statutory Canadian rates	27.0	27.0
Increase (decrease) resulting from:
Rate differential on foreign income	4.0	5.2
Unrecognized tax losses and temporary differences	(0.5)	1.1
Non-deductible acquisition-related costs	-	1.2
Non-deductible meals and entertainment	0.9	1.0
Income from associated companies	(0.3)	0.7
Non-taxable foreign income	(4.1)	(7.3)
Research and development and other tax credits	(2.7)	(1.3)
Disposition of a subsidiary	30.3	-
Reorganization of corporate structure	1.2	-
Statutory rate change on deferred tax balances	(4.8)	-
Transition tax related to US tax reform	11.8	-
Other	0.4	0.2

	63.2	27.8

The major components of current income tax expense are as follows:

	For the year ended December 31

	2017 $	2016 $

On-going operations	34.4	37.7
Disposition of subsidiary	124.1	-
Transition tax related to US tax reform	31.2	-
Reorganization of corporate structure	3.2	-

Total current income tax expense	192.9	37.7

The major components of deferred income tax (recovery) expense are as follows:

	For the year ended December 31

	2017 $	2016 $

Origination and reversal of timing differences	16.4	12.7
Change of tax rates	0.6	(1.9)
Unrecognized tax losses and temporary differences	0.4	1.8
Recovery arising from previously unrecognized tax assets	(1.6)	-
Revaluation due to US tax reform	(12.6)	-
Disposition of a subsidiary	(29.6)	-

Total deferred income tax (recovery) expense	(26.4)	12.6

Significant components of the Company’s net deferred income tax assets (liabilities) are as follows:

	December 31 2017 $	December 31 2016 $

Deferred income tax assets (liabilities)
Differences in timing of taxability of revenue and deductibility of expenses	36.1	69.3
Loss and tax credit carryforwards	9.6	22.2
Employee defined benefit plan	3.3	8.7
Carrying value of property and equipment less than (in excess of) tax cost	(3.6)	4.6
Carrying value of intangible assets in excess of tax cost	(78.8)	(150.7)
Cash to accrual adjustment on acquisition of US subsidiaries	(2.5)	(7.8)
Other	4.5	0.3

	(31.4)	(53.4)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31 2017 $	December 31 2016 $

Balance, beginning of the year	(53.4)	(10.0)
Tax recovery during the year recognized in net income	26.4	(12.6)
Impact of foreign exchange	1.8	(4.5)
Deferred taxes acquired through business combinations	(0.8)	(28.3)
Tax effect on other comprehensive income	(2.4)	2.9
Other	(3.0)	(0.9)

Balance, end of the year	(31.4)	(53.4)

At December 31, 2017, except as noted below, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements.

	December 31 2017 $	December 31 2016 $

Deductible temporary differences	12.8	8.8

Non-capital tax losses:
Expire (2018 to 2037)	16.3	36.8
Never expire	72.2	54.0
	88.5	90.8

Capital tax losses:
Never expire	5.5	10.3

	106.8	109.9

On December 22, 2017, the United States enacted tax reform legislation through the Tax Cuts and Jobs Act (the Tax Act). This significantly changed US tax laws in a number of ways including but not limited to reducing the corporate tax rate from 35% to 21% and moving from a worldwide tax system to a territorial system.

In reporting periods before the Tax Act, the Company’s intent was not to repatriate foreign earnings, therefore, deferred tax was not recorded since it was not probable it would reverse in the foreseeable future. As a result of the enactment of the legislation, the Company incurred a $31.2 (US$24.5) one-time transition tax on deemed mandatory repatriation of earnings. The US federal portion of this tax was $29.3 (US$23.0), when adjusted for foreign tax credits previously recognized of $9.1 (US$7.1), resulted in a net transition tax liability of approximately $20.2 (US$15.9), and is payable over eight years with no interest charged. The state liability portion of this tax was approximately $1.9 (US$1.5) and is due in 2018. The proportion of US federal tax due, net of foreign tax credits, is 8% from 2018 to 2022, 15% in 2023, 20% in 2024, and 25% in 2025.

In addition, the Company’s deferred tax assets and liabilities have been remeasured using a tax rate of 21%. Included in deferred income tax expense for changes in tax rate is a $12.6 (US$9.9) in recovery.

The Tax Act requires complex computations to be performed that were not previously required in US tax law, judgements to be made in interpretation of the provisions of the Tax Act, significant estimates in calculations, and the preparation and analysis of information not previously relevant or regularly produced. The US Treasury Department, the IRS, and other standard-setting bodies could interpret or issue guidance on how provisions of the Tax Act will be applied or otherwise administered that is different from the Company’s interpretation. At this time, the Company made its best estimate on each aspect of the tax law changes. As the Company completes its analysis, collects and prepares necessary data, and interprets any additional guidance, the Company may make changes to its estimates on a prospective basis. In particular,estimates were used to determine the one-time transition tax and the remeasurement of deferrred tax assets and liabilities.